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                       HUNTINGTON HARTFORD LEADERS OUTLOOK
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

              SUPPLEMENT DATED SEPTEMBER 19, 2002 TO THE PROSPECTUS
                            DATED SEPTEMBER 19, 2002


If your Contract is issued on or after September 19, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the Fixed Accumulation Feature until further notice.












  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3883
333-40414